SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Massachusetts Tax-Free Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.
Rebecca L. Flinn, Director. Co-Lead Portfolio Manager of the fund through July 12, 2018. Began managing the fund in 1999.
The following information replaces the existing similar disclosure relating to the fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectus:
Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.
■	Joined DWS in 1986.
■	Co-Head of Municipal Bonds.
■	BA, Duke University.
Rebecca L. Flinn, Director. Co-Lead Portfolio Manager of the fund through July 12, 2018. Began managing the fund in 1999.
■	Joined DWS in 1986.
■	BA, University of Redlands, California.

Please Retain This Supplement for Future Reference

May 21, 2018
PROSTKR-1051